Share Capital (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Ordinary shares authorized	990,000,000	990,000,000
Ordinary shares, issued and outstanding		2,282,124
Preferred shares authorized	10,000,000	10,000,000
Preferred shares, issued and outstanding		10,000,000